Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Operating leases held, not commenced	0	0	0	0
Operating Lease, Cost	¥ 385,377	$ 60,474	¥ 177,976	¥ 94,929
Short-term Lease, Cost	¥ 141,507	$ 22,206	¥ 31,394	¥ 34,255
Weighted average remaining lease terms of the right-of-use assets	2 years 8 months 26 days	2 years 8 months 26 days	3 years 4 months 20 days	4 years 4 months 13 days
Weighted average incremental borrowing rate	4.38%	4.38%	4.90%	5.36%